Disposal groups classified as held for sale - Assets and liabilities of disposal groups classified as held for sale (Details) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Disposal groups classified as held for sale
Cash and cash equivalents	€ 1,090,214	€ 1,403,492
Trade accounts and other receivables from unrelated parties	4,024,825	3,471,213
Property, plant and equipment	3,649,617	3,782,780
Right-of-use assets	3,612,220	3,671,241
Goodwill	14,807,304	14,650,008
Total assets	33,896,204	33,929,808	€ 34,960,138
Accounts payable to unrelated parties	783,679	762,068
Total liabilities	18,708,849	19,103,273
Disposal groups classified as held for sale
Disposal groups classified as held for sale
Cash and cash equivalents	21,665	23,733
Trade accounts and other receivables from unrelated parties	73,211	27,535
Property, plant and equipment	25,470	42,710
Right-of-use assets	11,305	114,602
Goodwill	108,626	274,543
Other	24,907	24,477
Total assets	265,184	507,600
Accounts payable to unrelated parties	9,246	12,880
Lease liabilities	13,219	128,653
Provisions and other liabilities	41,945	39,091
Total liabilities	64,410	€ 180,624
Accumulated foreign currency translation gains (losses) recognized in other comprehensive income	€ 68,024